PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 99.2%
Common Stocks
Aerospace & Defense — 5.1%
Boeing Co. (The)*	280,172	$55,762,633
General Electric Co.	148,586	42,164,249
Northrop Grumman Corp.	178,356	121,681,597
RTX Corp.	738,934	142,540,369
Woodward, Inc.	50,114	17,936,803
		380,085,651
Air Freight & Logistics — 0.3%
C.H. Robinson Worldwide, Inc.	124,336	20,648,480
Automobiles — 2.3%
General Motors Co.	1,036,783	77,240,334
Tesla, Inc.*	252,042	93,696,613
		170,936,947
Banks — 8.9%
Bank of America Corp.	761,285	37,112,644
East West Bancorp, Inc.	338,979	36,189,398
JPMorgan Chase & Co.	461,873	135,864,562
M&T Bank Corp.(a)	532,984	110,178,452
NU Holdings Ltd. (Brazil) (Class A Stock)*	4,538,832	65,223,016
PNC Financial Services Group, Inc. (The)	719,601	149,741,772
Truist Financial Corp.	2,185,131	100,450,472
Wintrust Financial Corp.	192,125	26,693,847
		661,454,163
Beverages — 0.4%
PepsiCo, Inc.	205,337	31,886,783
Biotechnology — 2.5%
AbbVie, Inc.	473,306	102,939,322
Amgen, Inc.	66,469	23,387,118
Gilead Sciences, Inc.	423,581	59,034,484
		185,360,924
Broadline Retail — 3.8%
Amazon.com, Inc.*	1,361,401	283,538,986
Building Products — 0.6%
Johnson Controls International PLC	346,843	45,419,091
Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The)	81,937	69,317,883
Houlihan Lokey, Inc.	138,070	19,829,613
		89,147,496
Chemicals — 0.3%
DuPont de Nemours, Inc.	405,569	18,575,060
Communications Equipment — 2.0%
Cisco Systems, Inc.	1,858,731	144,218,938
Consumer Staples Distribution & Retail — 1.4%
Walmart, Inc.	840,593	104,468,898
Containers & Packaging — 0.3%
Crown Holdings, Inc.	194,914	19,540,129
Diversified Telecommunication Services — 1.7%
AT&T, Inc.(a)	2,795,168	81,031,920
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Verizon Communications, Inc.	892,033	$44,780,057
		125,811,977
Electric Utilities — 0.8%
NextEra Energy, Inc.	666,835	61,935,635
Electrical Equipment — 1.6%
AMETEK, Inc.	115,029	24,657,617
GE Vernova, Inc.	40,366	35,235,481
Generac Holdings, Inc.*	90,852	17,746,121
Rockwell Automation, Inc.	117,372	42,122,463
		119,761,682
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp. (Class A Stock)	580,638	73,363,611
Corning, Inc.	127,412	17,324,210
Teledyne Technologies, Inc.*	29,817	18,039,583
		108,727,404
Energy Equipment & Services — 0.5%
TechnipFMC PLC (United Kingdom)	576,406	39,846,947
Entertainment — 1.3%
Spotify Technology SA*	39,388	19,099,635
Walt Disney Co. (The)	806,509	77,731,337
		96,830,972
Financial Services — 1.9%
Mastercard, Inc. (Class A Stock)	37,088	18,531,390
Visa, Inc. (Class A Stock)	412,011	124,526,205
		143,057,595
Ground Transportation — 1.9%
Uber Technologies, Inc.*	869,573	62,548,386
Union Pacific Corp.(a)	311,754	75,637,755
		138,186,141
Health Care Equipment & Supplies — 0.3%
GE HealthCare Technologies, Inc.	258,265	18,383,303
Health Care Providers & Services — 1.7%
Cencora, Inc.	194,673	61,154,576
Encompass Health Corp.	200,979	19,440,699
UnitedHealth Group, Inc.	173,406	46,921,929
		127,517,204
Hotels, Restaurants & Leisure — 0.5%
Domino’s Pizza, Inc.(a)	55,304	19,842,522
McDonald’s Corp.	60,137	18,689,978
		38,532,500
Household Durables — 0.9%
Toll Brothers, Inc.	509,156	69,484,519
Industrial REITs — 1.2%
Prologis, Inc.	686,687	90,766,288
Insurance — 3.3%
Chubb Ltd.	275,889	89,920,502
Markel Group, Inc.*(a)	20,675	39,573,397
MetLife, Inc.	1,056,093	74,686,897
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PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
RenaissanceRe Holdings Ltd. (Bermuda)	132,758	$39,459,660
		243,640,456
Interactive Media & Services — 8.2%
Alphabet, Inc. (Class A Stock)	1,697,097	488,017,213
Meta Platforms, Inc. (Class A Stock)	207,108	118,492,700
		606,509,913
IT Services — 1.1%
International Business Machines Corp.	346,661	84,027,160
Machinery — 2.2%
Nordson Corp.	141,199	37,567,406
Parker-Hannifin Corp.	123,211	110,303,416
Xylem, Inc.	153,157	18,302,261
		166,173,083
Metals & Mining — 0.0%
Sedibelo Platinum Mines Ltd. (South Africa) Private Placement*^	129,100	17
Multi-Utilities — 1.1%
CenterPoint Energy, Inc.	966,759	41,725,319
NiSource, Inc.	875,173	40,835,572
		82,560,891
Oil, Gas & Consumable Fuels — 4.9%
Cheniere Energy, Inc.	346,981	98,459,329
EQT Corp.	348,870	22,202,087
Exxon Mobil Corp.	114,170	19,370,082
Shell PLC, ADR(a)	1,455,344	135,346,992
Valero Energy Corp.	196,524	48,557,150
Williams Cos., Inc. (The)	505,162	36,765,690
		360,701,330
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	285,269	20,473,756
Pharmaceuticals — 2.1%
Elanco Animal Health, Inc.*(a)	731,247	17,498,741
Eli Lilly & Co.	109,658	100,860,139
Merck & Co., Inc.	328,401	39,503,356
		157,862,236
Residential REITs — 0.6%
Camden Property Trust	486,539	47,515,399
Semiconductors & Semiconductor Equipment — 13.2%
Advanced Micro Devices, Inc.*	84,655	17,221,367
Analog Devices, Inc.	60,385	19,210,884
Applied Materials, Inc.	60,714	20,751,438
Broadcom, Inc.	687,604	212,820,314
KLA Corp.	12,078	17,783,768
Lam Research Corp.	490,779	104,859,841
Micron Technology, Inc.	235,643	79,609,631
NVIDIA Corp.	2,891,910	504,349,104
		976,606,347
	Shares	Value
Common Stocks (continued)
Software — 5.3%
AppLovin Corp. (Class A Stock)*	138,962	$55,306,876
Microsoft Corp.	916,406	339,226,009
		394,532,885
Specialized REITs — 0.6%
Gaming & Leisure Properties, Inc.	1,036,255	45,978,634
Specialty Retail — 1.5%
Five Below, Inc.*	166,229	37,980,002
Lowe’s Cos., Inc.	78,951	18,654,543
Ross Stores, Inc.	125,651	27,219,776
TJX Cos., Inc. (The)	183,996	29,384,161
		113,238,482
Technology Hardware, Storage & Peripherals — 9.1%
Apple, Inc.	2,370,511	601,611,986
Dell Technologies, Inc. (Class C Stock)	443,821	72,844,341
		674,456,327
Textiles, Apparel & Luxury Goods — 0.8%
Ralph Lauren Corp.	166,374	57,230,992

Total Long-Term Investments—99.2% (cost $4,800,323,138)		7,365,631,621
Short-Term Investments — 2.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	57,323,493	57,323,493
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $128,931,229; includes $128,180,772 of cash collateral for securities on loan)(b)(wb)	129,048,773	128,958,439

Total Short-Term Investments (cost $186,254,722)		186,281,932

TOTAL INVESTMENTS—101.7% (cost $4,986,577,860)		7,551,913,553

Liabilities in excess of other assets — (1.7)%		(129,166,109)

Net Assets — 100.0%		$7,422,747,444

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt
REITs	Real Estate Investment Trust

A2

PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $17 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $126,780,544; cash collateral of $128,180,772 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3